Operating Expenses - Research and development (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Purchases, sub-contracting and other expenses	€ (12,734)	€ (16,804)	€ (11,358)
Payroll costs (including share-based payments)	(10,306)	(11,980)	(9,002)
Depreciation, amortization, and provision expenses	(1,290)	(1,627)	(534)
Research and development expenses	(24,330)	€ (30,411)	€ (20,893)	[1]
Decrease in employee benefit expense	€ 1,674
% Decrease In employee benefit expense	14.00%
End-of-period headcount | employee	90	110	102
Share-based payments	€ 2,924	€ 4,320	€ 1,867
R&D
Disclosure Of Operating Expenses [Line Items]
Decrease in purchases, sub-contracting and other expenses	€ 4,100
% Decrease in purchases, sub-contracting and other expenses	24.00%
Share-based payments	€ 629	€ 902	€ 347
Research and development
Disclosure Of Operating Expenses [Line Items]
Increase (decrease) in number of employees | employee	(15)	2	18
End-of-period headcount | employee	66	81	79

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)